UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,271,367
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,665	1,844,071
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,565,398
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,422,280

		19,103,116
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	1,315	1,321,549
Arizona — 2.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	3,575	3,406,975
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,259,258
5.00%, 12/01/37	5,000	5,648,700

		17,314,933
California — 10.1%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,807,939
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,363,247
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 7/01/19 (b)	3,155	3,505,804
St. Joseph Health System, 5.00%, 7/01/33	2,560	2,858,342
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	305	333,542
5.25%, 8/15/49	770	836,798

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	$1,650	$1,679,684
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 7/01/39	2,300	2,451,846
Loma Linda University Medical Center, 5.00%, 12/01/41 (a)	1,100	1,137,235
Loma Linda University Medical Center, 5.00%, 12/01/46 (a)	1,335	1,364,891
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 8/15/51	2,040	1,968,437
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 5/01/43	3,285	3,301,359
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,737,766
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	480,411
6.25%, 10/01/40	335	397,377
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1, 5.13%, 6/01/47	6,205	5,770,774
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,028
Various Purposes, 6.00%, 3/01/33	5,085	5,755,762
Various Purposes, 6.50%, 4/01/33	14,075	15,635,073
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,795,594
Sub-Series I-1, 6.38%, 11/01/19 (b)	2,385	2,719,472

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 6/01/25	$1,345	$1,358,423
5.00%, 6/01/37	1,775	1,719,602

		68,989,406
Colorado — 0.9%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	1,695	1,721,442
University of Colorado, RB, Series A (b):
5.25%, 6/01/19	2,250	2,456,010
5.38%, 6/01/19	1,250	1,368,037
5.38%, 6/01/19	830	908,377

		6,453,866
Connecticut — 4.4%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,956,864
Yale University Issue, Series T-1, 4.70%, 7/01/29	9,135	9,274,309
Yale University Issue, Series X-3, 4.85%, 7/01/37	9,265	9,404,624
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G (b):
5.00%, 7/01/20	2,225	2,490,509
5.00%, 7/01/20	5,000	5,596,650

		29,722,956
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,477,829
Delaware Transportation Authority, RB, 5.00%, 6/01/55	2,430	2,636,501

Municipal Bonds	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$8,275	$8,564,791

		13,679,121
District of Columbia — 4.4%
District of Columbia, Refunding RB, GeorgeTown University:
5.00%, 4/01/35	910	1,030,047
5.00%, 4/01/36	910	1,026,717
5.00%, 4/01/42	1,050	1,178,930
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	4,895,056
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (c)	8,350	4,564,861
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (c)	15,000	7,833,750
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,612,695
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	13,410	6,610,325

		29,752,381
Florida — 5.8%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	3,052,597
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19 (b)	6,900	7,660,035
County of Alachua Florida Health Facilities Authority, RB, 5.00%, 12/01/44	4,825	5,106,539
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (b)	2,155	2,302,445
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,790	3,000,478
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,294,144
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	6,150	7,671,695

2	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Florida (continued)
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	$3,716	$2,452,598

		39,540,531
Georgia — 2.3%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	4,520	5,091,645
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,075	1,234,175
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,837,530
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	6,945	7,468,236

		15,631,586
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,015,079
Idaho — 1.7%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,016,400
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	1,555	1,730,031

		11,746,431
Illinois — 16.3%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27 (f)	1,000	985,110
City of Chicago IL, GO, Refunding, Project, Series A, 5.25%, 1/01/32	6,390	6,140,534
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,695	3,465,984
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	3,500	3,927,385
Series C, 6.50%, 1/01/21 (b)	11,920	14,178,721
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	4,200	4,693,374

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$2,130	$2,270,900
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	5,530	5,869,542
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,753,995
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,153,643
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,563,805
Presence Health Network, Series C, 4.00%, 2/15/41	3,000	2,491,170
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,435	5,970,674
Senior, Series C, 5.00%, 1/01/37	5,815	6,371,321
Series A, 5.00%, 1/01/38	2,535	2,786,295
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	27,225	5,575,135
Series B (AGM), 5.00%, 6/15/50	12,435	12,970,575
Series B-2, 5.00%, 6/15/50	5,085	5,125,477
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,076,956
6.00%, 6/01/28	2,335	2,654,685
State of Illinois, GO: 5.50%, 7/01/38	4,000	4,135,040
5.00%, 2/01/39	3,195	3,173,913
Series A, 5.00%, 4/01/38	2,510	2,487,184
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)	1,275	1,393,129
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,675	1,805,432

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A (continued):
5.00%, 4/01/44	$2,045	$2,196,269

		111,216,248
Indiana — 4.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	1,928,057
7.00%, 1/01/44	3,950	4,704,371
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,493,193
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	910	941,750
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	3,015	3,069,662
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	840	866,754
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,823,003
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,188,827
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	2,230	2,433,978
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,580	2,859,466

		33,309,061
Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	970	974,025
5.50%, 12/01/22	4,765	4,788,825
5.25%, 12/01/25	940	938,289
5.88%, 12/01/26 (a)	835	843,801

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$2,410	$2,550,503
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 6/01/34	2,695	2,694,569

		12,790,012
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	4,818,219
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,055	2,176,862
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	2,485	2,006,811

		4,183,673
Louisiana — 3.3%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (b)	1,610	1,739,235
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	9,279,900
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,342,202
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,199,282
5.25%, 5/15/31	1,750	1,876,647
5.25%, 5/15/32	2,240	2,425,405
5.25%, 5/15/33	2,430	2,618,957

4	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 5/15/35	$1,025	$1,109,593

		22,591,221
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,348,873
Maryland — 0.7%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,449	1,463,490
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	945,472
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,545	1,524,483
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	880	976,659

		4,910,104
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	3,535	2,981,631
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,026,230
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	4,565	4,584,766
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	1,640	1,760,737

		13,353,364
Michigan — 4.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,995	9,696,250
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (b)	1,545	1,747,380

Municipal Bonds	Par (000)	Value
Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (continued):
5.50%, 5/15/36	$1,250	$1,363,513
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,830	1,942,051
Henry Ford Health System, 4.00%, 11/15/46	3,015	2,883,244
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (b)	6,085	6,807,715
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 9/01/18 (b)	2,000	2,214,640
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	6,365	7,072,979

		33,727,772
Minnesota — 0.2%
City of Rochester Minnesota Electric Utility Revenue, Refunding RB, Series A, 5.00%, 12/01/47 (g)	1,465	1,660,226
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (b)	280	308,938
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	561,097

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$510	$550,147

		1,111,244
Nebraska — 1.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,809,963
5.00%, 9/01/42	925	980,814
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	5,100	4,969,542

		7,760,319
New Jersey — 5.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,490	3,466,791
5.25%, 11/01/44	3,180	3,124,986
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	2,250	2,215,598
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,295	1,346,774
Continental Airlines, Inc. Project, 5.25%, 9/15/29	975	1,026,022
Kapkowski Road Landfill Project, Series B, 6.50%, 4/01/31	2,500	2,809,875
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,355	1,498,847
Series A, 5.00%, 1/01/43	1,835	2,013,325
Series E, 5.00%, 1/01/45	5,425	5,979,326
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	7,395	2,917,254
Transportation Program, Series AA, 5.00%, 6/15/44	3,875	3,840,512
Transportation System, Series A, 5.50%, 6/15/41	3,630	3,707,392

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series B, 5.25%, 6/15/36	$4,990	$5,069,441

		39,016,143
New York — 7.4%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,235	4,733,968
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,700	3,834,680
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	465	490,201
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,070	3,858,563
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,636,842
5.25%, 11/15/39	1,765	2,005,852
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	4,910	5,349,789
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,230	2,388,508
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,480	2,703,250
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	8,145	8,482,854
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	705	749,923
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,760	1,891,947
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	3,595	4,099,774

6	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	$2,625	$2,960,580
6.00%, 12/01/42	1,485	1,670,625

		50,857,356
North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,211,227
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (b)	2,000	2,174,080
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	2,970	3,249,833
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,210	1,332,162

		7,967,302
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	4,575	4,180,406
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	4,160	4,118,483
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,513,750
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	927,705
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	2,931,249

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	$1,685	$1,769,924

		15,441,517
Pennsylvania — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	5,438,213
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,325	1,412,013
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	4,103,654
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,765	1,862,587
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,210	3,385,619
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,523,445

		18,725,531
Rhode Island — 2.7%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35 (d)(e)	4,155	1,029,443
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	8,215	7,762,107
5.00%, 6/01/50	9,875	9,894,355

		18,685,905
South Carolina — 4.4%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	6,695	7,297,684
AMT, 5.25%, 7/01/55	2,690	2,909,612
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,111,363

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$9,550	$10,460,210

		29,778,869
Tennessee — 0.8%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	2,971,056
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	585	583,304
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	1,440	1,570,910

		5,125,270
Texas — 6.5%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (b)	4,365	5,130,708
Sub-Lien, 5.00%, 1/01/33	725	773,459
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,225	1,327,238
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20 (b)	1,415	1,591,281
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 7/15/30	3,600	3,766,608
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,269,322
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,200	2,306,942
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,725,141

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/23 (b)	$485	$609,403
6.38%, 1/01/33	460	519,151
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,729,147
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (b)	1,000	1,125,870
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	4,110	1,558,142
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/38	1,910	2,099,625
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	6,000	6,862,020
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	7,072,779

		44,466,836
Virginia — 1.2%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,270	3,501,712
6.00%, 1/01/37	3,900	4,368,975

		7,870,687
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,565	1,710,576
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,745	5,292,146

		7,002,722
Wisconsin — 3.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (b)	14,300	15,815,657

8	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$4,970	$5,388,027
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,790	3,792,842

		24,996,526
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	6,740,408
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/19 (b)	595	638,179

		7,378,587
Total Municipal Bonds — 115.6%		788,673,480

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	3,560	3,637,857
California — 9.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (b)	6,581	7,211,831
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (b)(i)	5,310	5,687,488
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (b)	19,080	21,064,511
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,973	13,199,156
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	4,650	4,748,952

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	$6,494	$7,348,411
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	2,154	2,368,082

		61,628,431
Colorado — 3.7%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (b):
Series C-3, 5.10%, 4/29/18	7,490	7,870,417
Series C-7, 5.00%, 5/01/18	4,800	5,038,896
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	4,299	4,464,798
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	7,820	7,918,532

		25,292,643
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	12,604,137
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/18 (b)	6,398	6,795,587
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,162,257
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(i)	4,049	4,422,659
New York — 9.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	3,195	3,489,196
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,260	3,689,560

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$9,939	$11,254,170
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	24,152,894
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	13,081	14,887,519
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,124,788

		63,598,127
North Carolina — 1.4%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	5,290	5,928,926
Wake Forest University, 5.00%, 1/01/19 (b)	3,120	3,347,043

		9,275,969
Ohio — 4.4%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	29,754,867
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,560,714
Texas — 4.2%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,060	5,644,278
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,698,154
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,243	7,004,232

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
University of Texas, Permanent University Fund, Refunding RB, Series B, 4.00%, 7/01/41	$7,900	$8,201,543

		28,548,207
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,303	7,743,853
Virginia — 3.6%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (b)	2,192	2,380,736
5.50%, 5/15/35	4,073	4,423,098
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40 (b)	10,618	11,118,623
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,560,158

		24,482,615
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	5,384	5,550,653
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	11,456	12,049,422
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.8%		306,107,998
Total Long-Term Investments (Cost — $1,028,430,141) — 160.4%		1,094,781,478

Short-Term Securities — 0.3%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (j)(k)	2,103,279	2,103,489
Total Short-Term Securities (Cost — $2,103,459) — 0.3%		2,103,489

10	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Value
Total Investments (Cost — $1,030,533,600*) — 160.7%	1,096,884,967
Other Assets Less Liabilities — 1.3%	9,035,425
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.2)%	(172,193,036)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.8)%	(251,014,135)

Net Assets Applicable to Common Shares — 100.0%	$682,713,221

Value
*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$859,319,832

Gross unrealized appreciation	$77,229,467
Gross unrealized depreciation	(11,569,060)

Net unrealized appreciation	$65,660,407

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2017 to November 15, 2019, is $23,445,917.

(j)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,922,502	(4,819,223)	2,103,279	$2,103,489	$15,019	5,681	30
[1]	Includes net capital gain distributions.

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(115)	5-Year U.S. Treasury Note	March 2017	$13,554,727	$(25,209)
(211)	10-Year U.S. Treasury Note	March 2017	$26,262,906	(101,136)
(170)	Long U.S. Treasury Bond	March 2017	$25,643,438	(67,456)
(49)	Ultra U.S. Treasury Bond	March 2017	$7,873,688	(38,369)
Total				$(232,170)

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

12	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,094,781,478	—	$1,094,781,478
Short-Term Securities	$2,103,489	—	—	2,103,489

Total	$2,103,489	$1,094,781,478	—	$1,096,884,967

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(232,170)	—	—	$(232,170)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017	13

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(171,904,728)	—	$(171,904,728)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

Total	—	$(423,304,728)	$—	$(423,304,728)

During the period ended January 31, 2017, there were no transfers between levels.

14	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 23, 2017